Note K - Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE K—INTANGIBLE ASSETS AND GOODWILL

Intangible assets consisted of the following as of December 31:

	2022	2021

Trade name	$130,000	$130,000
Proprietary software	420,000	420,000
Customer relationships	1,692,860	930,000
Patents and patents pending	365,080	365,080
	2,607,940	1,845,080

Less accumulated amortization	(845,115)	(547,003)

Total	$1,762,825	$1,298,077

Aggregate amortization expense for 2022 and 2021 was approximately $298,000 and $216,000, respectively. Estimated minimum amortization expense based on straight line amortization of the software license rights for each of the next five years and thereafter approximates the following:

Years ending December 31
2023	$320,000
2024	320,000
2025	280,000
2026	230,000
2027	220,000
Thereafter	392,825
Total	$1,762,825

Goodwill

The Company conducted its annual impairment analysis of its goodwill balances as at December 31, 2022. The Company noted the noted the cyclical downturn in technology stock values over the 2022 period, since our previous annual impairment assessment.

The analysis showed the carrying value of the Company’s reporting segment was in excess of the Company’s market valuation as at December 31, 2022 based on a fair valuation measure as the quoted market price for the Company’s publicly traded stock as of that date.

Accordingly, the Company concluded the amounts in goodwill had been fully impaired and accordingly wrote-off the entire balance in full as at December 31, 2022.